UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2015
	Principal Amount/Shares	Fair Value
Corporate Bonds - 75.8%(1)
Crude/Refined Product Pipelines - 5.7%(1)
Canada - 2.6%(1)
Gibson Energy Inc., 6.750%, 07/15/2021(2)	$4,500,000	$4,376,250
United States - 3.1%(1)
SemGroup Corp., 7.500%, 06/15/2021	5,450,000	5,395,500
		9,771,750
Local Distribution Companies - 7.1%(1)
United States - 7.1%(1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018(3)	4,000,000	4,461,344
NiSource Finance Corp., 6.400%, 03/15/2018(3)	1,393,000	1,547,527
Source Gas, LLC, 5.900%, 04/01/2017(2)(3)	5,770,000	6,080,599
		12,089,470
Natural Gas/Natural Gas Liquids Pipelines - 23.1%(1)
Canada - 3.9%(1)
TransCanada Corporation, 5.625%, 05/20/2075	7,000,000	6,699,000
United States - 19.2%(1)
Columbia Pipeline Group, Inc., 3.300%, 06/01/2020(2)(3)	2,000,000	1,996,102
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020(2)(3)	1,500,000	1,635,999
Kinder Morgan, Inc., 6.500%, 09/15/2020(3)	6,000,000	6,620,292
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019(2)	6,000,000	6,240,000
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000	3,690,000
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000	2,000,000
Rockies Express Pipeline, LLC, 6.000%, 01/15/2019(2)	4,000,000	4,000,000
Ruby Pipeline, LLC, 6.000%, 04/01/2022(2)(3)	1,500,000	1,615,497
Southern Star Central Corp., 5.125%, 07/15/2022(2)	3,000,000	2,925,000
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016(2)(3)	2,000,000	2,058,136
		39,480,026
Natural Gas Gathering/Processing - 4.5%(1)
United States - 4.5%(1)
DCP Midstream LLC, 9.750%, 03/15/2019(2)(3)	3,000,000	3,306,525
The Williams Companies, Inc., 7.875%, 09/01/2021	4,000,000	4,405,488
		7,712,013
Oil and Gas Exploration and Production - 7.9%(1)
United States - 7.9%(1)
Carrizo Oil & Gas, Inc., 7.500%, 09/15/2020	2,000,000	1,890,000
Chesapeake Energy Corporation, 7.250%, 12/15/2018	1,500,000	1,267,500
Concho Resources Inc., 5.500%, 04/01/2023	2,000,000	1,975,820
EP Energy / EP Finance Inc., 9.375%, 05/01/2020	3,000,000	2,905,500
EQT Corporation, 6.500%, 04/01/2018	2,000,000	2,179,866
EQT Corporation, 8.125%, 06/01/2019	2,000,000	2,343,020
Range Resources Corporation, 5.000%, 03/15/2023	1,000,000	915,000
		13,476,706
Oilfield Services - 1.9%(1)
United States - 1.9%(1)
Pride International, Inc., 8.500%, 06/15/2019(3)	3,000,000	3,347,019
Power/Utility - 25.6%(1)
United States - 25.6%(1)
The AES Corporation, 5.500%, 04/15/2025	5,000,000	4,700,000
CMS Energy Corp., 8.750%, 06/15/2019(3)	5,185,000	6,362,301
CMS Energy Corp., 5.050%, 03/15/2022(3)	2,000,000	2,174,292
Dominion Resources, Inc., 5.750%, 10/01/2054	4,000,000	4,128,000
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020(2)	3,000,000	3,436,551
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021(2)	2,000,000	2,273,024
Integrys Energy Group, Inc., 6.110%, 12/01/2066(3)	3,750,000	3,225,000
NRG Energy, Inc., 6.250%, 07/15/2022	6,000,000	5,850,000
NRG Yield Operating LLC, 5.375%, 08/15/2024	2,500,000	2,406,250
NV Energy, Inc., 6.250%, 11/15/2020(3)	1,000,000	1,158,419
PPL Capital Funding, Inc., 6.700%, 03/30/2067(3)	6,000,000	5,115,000
Wisconsin Energy Corp., 6.250%, 05/15/2067(3)	3,450,000	2,988,562
		43,817,399

Total Corporate Bonds (Cost $129,237,391)		129,694,383

Master Limited Partnerships and Related Companies - 37.9%(1)
Crude/Refined Product Pipelines - 22.6%(1)
United States - 22.6%(1)
Buckeye Partners, L.P.(3)	46,153	3,250,094
Enbridge Energy Management, L.L.C.(3)(4)	405,132	11,404,462
Genesis Energy, L.P.	11,800	515,188
Holly Energy Partners, L.P.	36,311	1,255,634
Magellan Midstream Partners, L.P.	66,991	4,727,555
MPLX LP	17,726	879,564
NuStar Energy L.P.(3)	20,684	1,079,291
Phillips 66 Partners LP	15,500	967,200
Plains All American Pipeline, L.P.(5)	152,928	5,514,584
Shell Midstream Partners, L.P.	31,927	1,263,351
Sunoco Logistics Partners L.P.(3)	137,931	4,666,206
Tesoro Logistics LP	44,417	2,345,662
Valero Energy Partners LP	13,794	714,943
		38,583,734
Natural Gas/Natural Gas Liquids Pipelines - 9.9%(1)
United States - 9.9%(1)
Columbia Pipeline Partners LP	22,959	455,277
Energy Transfer Equity, L.P.	66,768	1,872,842
Energy Transfer Partners, L.P.(3)	101,200	4,972,968
Enterprise Products Partners L.P.	164,409	4,621,537
EQT GP Holdings, LP	5,552	180,551
EQT Midstream Partners, LP	24,627	1,915,981
ONEOK Partners, L.P.	61,203	1,979,917
Spectra Energy Partners, LP	19,446	990,579
		16,989,652
Natural Gas Gathering/Processing - 5.4%(1)
United States - 5.4%(1)
Antero Midstream Partners LP	22,434	519,572
DCP Midstream Partners, LP	52,040	1,467,528
EnLink Midstream Partners, LP	22,400	394,912
MarkWest Energy Partners, L.P.	56,700	3,196,179
Targa Resources Partners LP	86,500	2,611,435
Western Gas Partners, LP	18,799	1,105,945
		9,295,571

Total Master Limited Partnerships and Related Companies (Cost $36,059,277)		64,868,957

Common Stock - 16.4%(1)
Natural Gas/Natural Gas Liquids Pipelines - 6.2%(1)
United States - 6.2%(1)
Kinder Morgan, Inc.(3)	259,032	8,395,227
ONEOK, Inc.	62,777	2,260,600
		10,655,827
Power/Utility - 8.3%(1)
United Kingdom - 0.6%(1)
Abengoa Yield plc	45,900	1,044,684
United States - 7.7%(1)
8point3 Energy Partners LP	60,162	893,406
InfraREIT, Inc.	184,668	5,203,944
NextEra Energy Partners, LP	79,127	2,388,053
NRG Yield, Inc.	104,936	1,685,272
TerraForm Power, Inc.	136,831	3,078,697
		14,294,056
Natural Gas Gathering/Processing - 1.9%(1)
United States - 1.9%(1)
The Williams Companies, Inc.	66,513	3,205,927

Total Common Stock (Cost $25,520,752)		28,155,810

Preferred Convertible - 0.7%(1)
Oil and Gas Exploration and Production - 0.7%(1)
United States - 0.7%(1)
Anadarko Petroleum Corporation, 7.500% 06/07/2018 (Cost $1,202,217)	24,400	1,113,860
Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.13%(6) (Cost $32,301)	32,301	32,301

Total Investments - 130.8%(1) (Cost $192,051,938)		223,865,311
Interest Rate Swap Contracts - (0.2)%(1)
$26,000,000 notional - unrealized depreciation		(364,794)
Credit Facility Borrowings - (31.8)%(1)		(54,500,000)
Other Assets and Liabilities - 1.2%(1)		2,136,338
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$171,136,855

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been valued in accordance with fair value procedures, and have a total fair value of $39,943,683, which represents 23.3% of net assets.
(3)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(4) Security distributions are paid-in-kind.
(5)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $364,794.
(6) Rate indicated is the current yield as of August 31, 2015.

Various inputs are used in determining the fair value of the Company’s investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2015.  These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$-	$129,694,383	$-	$129,694,383
Common Stock(a)	28,155,810	-	-	28,155,810
Master Limited Partnerships and Related Companies(a)	64,868,957	-	-	64,868,957
Preferred Convertible(a)	1,113,860	-	-	1,113,860
Short-Term Investment(b)	32,301	-	-	32,301
Total Assets	$94,170,928	$129,694,383	$-	$223,865,311
Liabilities
Interest Rate Swap Contracts	$-	$364,794	$-	$364,794

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company did not hold any Level 3 securities during the period ended August 31, 2015.  The Company utilizes the beginning of reporting period method for determining transfers between levels. During the period ended August 31, 2015, TerraForm Power, Inc. common units held by the Company in the amount of $4,054,700 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of TerraForm Power, Inc.  There were no other transfers between levels for the Company during the period ended August 31, 2015.

Valuation Techniques

In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  The Company primarily owns securities that are listed on a securities exchange or over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date.  If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. These securities are categorized as Level 1 in the fair value hierarchy as further described below.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using certain fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's liquidity and fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company generally values debt securities at evaluated bid prices obtained from an independent third-party valuation service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security.  Debt securities with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

Interest rate swap contracts are valued by using industry-accepted models, which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, and are categorized as Level 2 in the fair value hierarchy.

Certain of the Company’s investments are restricted and are valued as determined in accordance with fair value procedures, as more fully described above.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at August 31, 2015.

Investment Security	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets
Columbia Pipeline Group, Inc., 3.300%, 06/01/2020*	$2,000,000	05/19/15	$1,996,400	$1,996,102	1.2%
DCP Midstream LLC, 9.750%, 03/15/2019*	$3,000,000	08/07/09-08/16/12	3,674,870	3,306,525	1.9
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020*	$3,000,000	11/30/11	3,180,330	3,436,551	2.0
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021*	$2,000,000	11/18/11-12/05/11	2,074,420	2,273,024	1.3
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020*	$1,500,000	07/08/10-01/04/11	1,551,220	1,635,999	1.0
Gibson Energy Inc., 6.750%, 07/15/2021*	$4,500,000	06/26/13-07/01/13	4,459,760	4,376,250	2.6
Midcontinent Express Pipeline, LLC, 6.700%, 09/15/2019*	$6,000,000	09/09/09-03/02/10	6,055,570	6,240,000	3.6
Rockies Express Pipeline, LLC, 6.000%, 01/15/2019*	$4,000,000	08/03/15	4,130,000	4,000,000	2.3
Ruby Pipeline, LLC, 6.000%, 04/01/2022*	$1,500,000	09/17/12	1,616,250	1,615,497	0.9
Source Gas, LLC, 5.900%, 04/01/2017*	$5,770,000	04/21/10	5,544,521	6,080,599	3.6
Southern Star Central Corp., 5.125%, 07/15/2022*	$3,000,000	06/17/14	3,041,250	2,925,000	1.7
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016*	$2,000,000	08/24/09	1,970,000	2,058,136	1.2
			$39,294,591	$39,943,683	23.3%
*Security is eligible for resale under Rule 144A under the Securities Act of 1933.

As of August 31, 2015, the aggregate cost of securities for federal income tax purposes was $184,475,835.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $46,478,931, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $7,089,455 and the net unrealized appreciation was $39,389,476.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 23, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 23, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 23, 2015	By:	/s/ Brent Behrens
Brent Behrens
Principal Financial Officer and Treasurer